Schedule of financial position and profit or loss of ANN (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Jun. 18, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Current Assets
Cash and cash equivalents	$ 6,422	₨ 548,668		$ 20,390	₨ 1,741,950	₨ 503,601	₨ 800,282
Other current financial assets	758	64,722			134,930
Non-current liabilities
Employee benefits	(771)	(65,830)			(55,850)
Current liabilities
Borrowings		(545,864)			(638,192)
Trade and other payables		(2,953,069)			(2,608,087)
Employee benefits	(732)	(62,550)			(41,307)
Equity	$ (92,529)	₨ (7,904,834)			(7,760,272)	₨ (719,319)	₨ (892,241)
Adventure and Nature Network Pvt. Ltd. [member]
Current Assets
Cash and cash equivalents			₨ 2,872		1,582
Other current financial assets			338		1,818
Non-current liabilities
Employee benefits			(151)		(246)
Current liabilities
Borrowings			(109,043)		(63,500)
Trade and other payables					(12,474)
Employee benefits			(209)		(197)
Other non-financial liability			(2,343)		(35,163)
Equity			(108,536)		(108,180)
Group’s carrying amount of the investment (50%)			(54,268)		(54,090)
True-up of carrying value to group share loss			54,268		54,090
Net carrying amount of investment